Eaton Vance

High Income Opportunities Fund

January 31, 2020 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2020, the value of the Fund’s investment in the Portfolio was $886,466,904 and the Fund owned 81.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 85.9%
Security	Principal Amount* (000's omitted)		Value
________________________________________________________________________________________________________
Aerospace — 2.3%
________________________________________________________________________________________________________
Bombardier, Inc., 6.00%, 10/15/22(1)		4,374	$4,297,455
Bombardier, Inc., 6.125%, 1/15/23(1)		1,016	1,004,839
Bombardier, Inc., 7.875%, 4/15/27(1)		2,400	2,279,940
F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(1)		943	1,006,653
Moog, Inc., 4.25%, 12/15/27(1)		849	872,475
TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,692,538
TransDigm, Inc., 5.50%, 11/15/27(1)		3,504	3,532,032
TransDigm, Inc., 6.25%, 3/15/26(1)		4,436	4,792,539
TransDigm, Inc., 6.50%, 7/15/24		2,911	3,011,124
TransDigm, Inc., 6.50%, 5/15/25		440	458,517
TransDigm, Inc., 7.50%, 3/15/27		1,705	1,870,129
________________________________________________________________________________________________________
			$24,818,241
________________________________________________________________________________________________________
Automotive & Auto Parts — 1.7%
________________________________________________________________________________________________________
Navistar International Corp., 6.625%, 11/1/25(1)		4,422	$4,646,792
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(2)	EUR	5,308	6,085,516
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)		2,088	2,243,506
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)		5,679	6,115,431
________________________________________________________________________________________________________
			$19,091,245
________________________________________________________________________________________________________
Banking & Thrifts — 1.1%
________________________________________________________________________________________________________
CIT Group, Inc., 5.00%, 8/1/23		2,150	$2,310,358
CIT Group, Inc., 6.125%, 3/9/28		1,420	1,694,632
JPMorgan Chase & Co., 4.60% to 2/1/25(3)(4)		2,800	2,862,020
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(4)		4,805	5,420,304
________________________________________________________________________________________________________
			$12,287,314
________________________________________________________________________________________________________
Broadcasting — 3.4%
________________________________________________________________________________________________________
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		3,673	$3,665,566
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(1)		3,673	3,441,050
iHeartCommunications, Inc., 6.375%, 5/1/26		171	184,544
iHeartCommunications, Inc., 8.375%, 5/1/27		2,601	2,833,878
Netflix, Inc., 4.875%, 4/15/28		640	686,416
Netflix, Inc., 4.875%, 6/15/30(1)		2,212	2,311,485
Netflix, Inc., 5.50%, 2/15/22		1,790	1,895,341
Netflix, Inc., 5.875%, 2/15/25		2,155	2,420,787
Netflix, Inc., 5.875%, 11/15/28		4,030	4,545,840
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)		2,357	2,488,167
Scripps Escrow, Inc., 5.875%, 7/15/27(1)		1,917	2,011,604
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)		1,765	1,807,978
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)		2,963	3,078,438
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		2,980	3,134,513
TEGNA, Inc., 4.625%, 3/15/28(1)		1,012	1,018,957
TEGNA, Inc., 5.00%, 9/15/29(1)		1,777	1,801,434
________________________________________________________________________________________________________
			$37,325,998
________________________________________________________________________________________________________
Building Materials — 1.5%
________________________________________________________________________________________________________
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)		442	$457,624
Builders FirstSource, Inc., 5.625%, 9/1/24(1)		856	892,025
Builders FirstSource, Inc., 6.75%, 6/1/27(1)		782	858,673
Core & Main Holdings, L.P., 8.625%, (8.625% Cash or 9.375% PIK), 9/15/24(1)(5)		2,082	2,176,554
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		1,488	1,395,464
Masonite International Corp., 5.375%, 2/1/28(1)		1,059	1,116,610
Standard Industries, Inc., 2.25%, 11/21/26(1)	EUR	3,990	4,493,614
Standard Industries, Inc., 5.50%, 2/15/23(1)		1,063	1,081,592
Standard Industries, Inc., 6.00%, 10/15/25(1)		3,880	4,059,411
________________________________________________________________________________________________________
			$16,531,567
________________________________________________________________________________________________________
Cable & Satellite TV — 4.7%
________________________________________________________________________________________________________
Cablevision Systems Corp., 5.875%, 9/15/22		1,410	$1,518,260
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		3,055	3,146,573
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,895	1,988,310
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22		357	361,273
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		3,855	3,981,887
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)		1,113	1,191,633
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		302	309,298
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		2,725	2,864,493
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		4,090	4,229,735
CSC Holdings, LLC, 5.25%, 6/1/24		385	416,603
CSC Holdings, LLC, 5.375%, 7/15/23(1)		970	992,683
CSC Holdings, LLC, 5.50%, 5/15/26(1)		4,205	4,415,366
CSC Holdings, LLC, 5.75%, 1/15/30(1)		5,085	5,472,833
CSC Holdings, LLC, 6.50%, 2/1/29(1)		1,001	1,120,494
CSC Holdings, LLC, 7.50%, 4/1/28(1)		1,273	1,451,249
CSC Holdings, LLC, 10.875%, 10/15/25(1)		3,862	4,285,179
DISH DBS Corp., 5.875%, 7/15/22		1,970	2,072,006
DISH DBS Corp., 5.875%, 11/15/24		420	425,886
DISH DBS Corp., 7.75%, 7/1/26		1,526	1,605,123
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		1,446	1,519,880
Ypso Finance Bis SA, 4.00%, 2/15/28(2)(6)	EUR	2,791	3,066,710
Ypso Finance Bis SA, 6.00%, 2/15/28(1)(6)		1,430	1,420,233
Ziggo B.V., 4.25%, 1/15/27(2)	EUR	481	571,787
Ziggo B.V., 5.50%, 1/15/27(1)		2,714	2,881,861
________________________________________________________________________________________________________
			$51,309,355
________________________________________________________________________________________________________
Capital Goods — 0.5%
________________________________________________________________________________________________________
BWX Technologies, Inc., 5.375%, 7/15/26(1)		2,875	$3,055,687
Colfax Corp., 6.00%, 2/15/24(1)		880	928,316
Granite US Holdings Corp., 11.00%, 10/1/27(1)		882	926,406
________________________________________________________________________________________________________
			$4,910,409
________________________________________________________________________________________________________
Chemicals — 0.9%
________________________________________________________________________________________________________
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		1,716	$1,841,062
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)		739	770,664
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		2,832	2,755,104
SPCM SA, 4.875%, 9/15/25(1)		1,185	1,226,463
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		927	850,523
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,362,389
________________________________________________________________________________________________________
			$9,806,205
________________________________________________________________________________________________________
Consumer Products — 0.6%
________________________________________________________________________________________________________
Energizer Holdings, Inc., 6.375%, 7/15/26(1)		380	$405,422
Mattel, Inc., 6.75%, 12/31/25(1)		879	944,560
Prestige Brands, Inc., 5.125%, 1/15/28(1)		605	633,737
Spectrum Brands, Inc., 5.00%, 10/1/29(1)		712	741,906
Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,410,061
________________________________________________________________________________________________________
			$6,135,686
________________________________________________________________________________________________________
Containers — 1.5%
________________________________________________________________________________________________________
ARD Finance SA, 5.00%, (5.00% Cash or 5.75% PIK), 6/30/27(2)(5)	EUR	5,629	$6,366,479
ARD Finance SA, 6.50%, (6.50% Cash or 7.25% PIK), 6/30/27(1)(5)		544	562,006
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		830	842,444
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,479,167
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		1,695	1,765,508
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		260	266,717
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		2,078	2,149,431
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)		1,429	1,508,487
Trivium Packaging Finance B.V., 8.50%, 8/15/27(1)		1,574	1,734,312
________________________________________________________________________________________________________
			$16,674,551
________________________________________________________________________________________________________
Diversified Financial Services — 2.0%
________________________________________________________________________________________________________
AG Issuer, LLC, 6.25%, 3/1/28(1)(6)		1,111	$1,114,810
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,198	1,219,013
DAE Funding, LLC, 4.50%, 8/1/22(1)		2,430	2,478,583
DAE Funding, LLC, 5.00%, 8/1/24(1)		4,055	4,252,641
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)		2,726	2,739,630
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		2,576	2,625,665
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		2,993	3,147,301
MSCI, Inc., 5.75%, 8/15/25(1)		1,275	1,333,574
Navient Corp., 8.00%, 3/25/20		1,020	1,028,889
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)		1,855	2,056,768
________________________________________________________________________________________________________
			$21,996,874
________________________________________________________________________________________________________
Diversified Media — 0.8%
________________________________________________________________________________________________________
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)		2,273	$2,345,395
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)		439	478,877
MDC Partners, Inc., 6.50%, 5/1/24(1)		2,276	2,065,470
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		4,038	4,169,235
________________________________________________________________________________________________________
			$9,058,977
________________________________________________________________________________________________________
Energy — 13.3%
________________________________________________________________________________________________________
Aker BP ASA, 4.75%, 6/15/24(1)		2,031	$2,116,952
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		2,542	1,989,052
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)		837	863,156
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)		4,113	2,931,942
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)		1,336	1,312,611
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)		1,610	1,497,860
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)		1,460	1,376,557
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)		3,150	3,123,847
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		1,503	1,710,241
Cheniere Energy Partners, L.P., 4.50%, 10/1/29(1)		3,765	3,837,853
Cheniere Energy Partners, L.P., 5.25%, 10/1/25		600	619,494
Cheniere Energy Partners, L.P., 5.625%, 10/1/26		2,670	2,801,834
CITGO Holding, Inc., 9.25%, 8/1/24(1)		1,804	1,934,790
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)		1,957	1,974,271
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)		9,790	9,901,214
CVR Energy, Inc., 5.75%, 2/15/28(1)		2,152	2,112,188
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)		2,250	2,314,288
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)		3,005	3,130,759
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(3)(4)		1,630	1,551,344
EnLink Midstream, LLC, 5.375%, 6/1/29		1,713	1,554,243
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)(7)		1,689	1,136,439
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)		4,036	1,989,133
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)		1,512	752,848
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)		5,592	5,300,657
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)		227	205,908
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)		5,042	4,501,737
Jagged Peak Energy, LLC, 5.875%, 5/1/26		1,019	1,051,988
Laredo Petroleum, Inc., 9.50%, 1/15/25		694	632,408
Laredo Petroleum, Inc., 10.125%, 1/15/28		1,045	935,118
Matador Resources Co., 5.875%, 9/15/26		4,065	3,989,086
MEG Energy Corp., 7.125%, 2/1/27(1)		2,313	2,296,370
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)		4,310	3,174,735
Nabors Industries, Ltd., 7.25%, 1/15/26(1)		1,037	1,040,889
Nabors Industries, Ltd., 7.50%, 1/15/28(1)		1,118	1,109,615
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		7,211	7,120,790
Nine Energy Service, Inc., 8.75%, 11/1/23(1)		1,270	1,080,453
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)		2,315	2,379,623
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)		2,625	2,707,320
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)		2,055	2,181,074
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)		2,935	3,046,281
PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(1)		3,049	3,125,530
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23		3,755	3,880,736
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25		3,547	3,774,593
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(4)		4,120	3,823,545
Precision Drilling Corp., 6.50%, 12/15/21		86	86,170
Precision Drilling Corp., 7.125%, 1/15/26(1)		1,095	1,043,368
Precision Drilling Corp., 7.75%, 12/15/23		195	192,482
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)		3,860	3,879,261
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)		1,890	1,956,008
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)		5,256	4,901,167
SM Energy Co., 5.00%, 1/15/24		98	89,711
SM Energy Co., 5.625%, 6/1/25		2,741	2,488,595
SM Energy Co., 6.625%, 1/15/27		2,140	1,941,670
SM Energy Co., 6.75%, 9/15/26		2,741	2,496,784
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26		2,105	2,224,720
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27		1,087	1,187,548
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29		2,174	2,400,911
Tervita Corp., 7.625%, 12/1/21(1)		4,135	4,216,666
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)		1,883	1,927,650
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		556	582,311
Transocean, Inc., 7.25%, 11/1/25(1)		2,686	2,538,243
Transocean, Inc., 7.50%, 1/15/26(1)		1,247	1,178,194
________________________________________________________________________________________________________
			$145,222,831
________________________________________________________________________________________________________
Entertainment & Film — 0.9%
________________________________________________________________________________________________________
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26		1,276	$1,106,704
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27		3,500	2,983,837
Cinemark USA, Inc., 4.875%, 6/1/23		3,945	4,004,136
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		1,759	1,812,913
________________________________________________________________________________________________________
			$9,907,590
________________________________________________________________________________________________________
Environmental — 1.8%
________________________________________________________________________________________________________
Clean Harbors, Inc., 4.875%, 7/15/27(1)		1,029	$1,084,823
Clean Harbors, Inc., 5.125%, 7/15/29(1)		617	658,862
Covanta Holding Corp., 5.875%, 3/1/24		2,230	2,275,526
Covanta Holding Corp., 5.875%, 7/1/25		2,225	2,314,228
GFL Environmental, Inc., 5.375%, 3/1/23(1)		3,715	3,803,231
GFL Environmental, Inc., 7.00%, 6/1/26(1)		2,785	2,910,457
GFL Environmental, Inc., 8.50%, 5/1/27(1)		5,041	5,504,016
Waste Pro USA, Inc., 5.50%, 2/15/26(1)		1,637	1,685,582
________________________________________________________________________________________________________
			$20,236,725
________________________________________________________________________________________________________
Food & Drug Retail — 0.5%
________________________________________________________________________________________________________
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(1)(6)		857	$882,710
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)		1,807	1,932,315
Murphy Oil USA, Inc., 4.75%, 9/15/29		1,277	1,336,827
Murphy Oil USA, Inc., 5.625%, 5/1/27		1,190	1,282,639
________________________________________________________________________________________________________
			$5,434,491
________________________________________________________________________________________________________
Food, Beverage & Tobacco — 1.7%
________________________________________________________________________________________________________
Central Garden & Pet Co., 5.125%, 2/1/28		1,851	$1,925,683
Central Garden & Pet Co., 6.125%, 11/15/23		970	1,001,843
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)		2,898	3,135,201
Performance Food Group, Inc., 5.50%, 10/15/27(1)		1,612	1,700,700
Post Holdings, Inc., 5.00%, 8/15/26(1)		2,162	2,236,265
Post Holdings, Inc., 5.50%, 3/1/25(1)		3,595	3,731,305
US Foods, Inc., 5.875%, 6/15/24(1)		5,185	5,313,147
________________________________________________________________________________________________________
			$19,044,144
________________________________________________________________________________________________________
Gaming — 4.8%
________________________________________________________________________________________________________
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)		3,679	$3,743,014
Eldorado Resorts, Inc., 6.00%, 4/1/25		2,156	2,260,598
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)		3,355	3,504,583
Golden Nugget, Inc., 6.75%, 10/15/24(1)		2,736	2,818,600
Golden Nugget, Inc., 8.75%, 10/1/25(1)		1,039	1,094,337
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		1,015	1,058,318
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		2,890	3,158,409
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27		1,082	1,205,077
MGM Resorts International, 5.75%, 6/15/25		3,105	3,469,247
MGM Resorts International, 7.75%, 3/15/22		2,585	2,867,592
Scientific Games International, Inc., 7.00%, 5/15/28(1)		946	999,189
Scientific Games International, Inc., 7.25%, 11/15/29(1)		756	812,209
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)		3,693	4,018,353
Studio City Co., Ltd., 7.25%, 11/30/21(1)		1,895	1,935,269
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23		4,724	5,115,014
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(1)(6)		1,859	1,871,781
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(1)(6)		1,859	1,890,371
VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(1)		2,822	2,901,482
VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(1)		2,822	2,954,211
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)		2,871	2,982,251
Wynn Macau, Ltd., 5.125%, 12/15/29(1)		750	744,375
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)		1,241	1,289,864
________________________________________________________________________________________________________
			$52,694,144
________________________________________________________________________________________________________
Healthcare — 12.6%
________________________________________________________________________________________________________
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)		5,152	$5,837,731
Bausch Health Americas, Inc., 9.25%, 4/1/26(1)		1,420	1,623,202
Bausch Health Cos, Inc., 5.00%, 1/30/28(1)		1,776	1,802,640
Bausch Health Cos, Inc., 5.25%, 1/30/30(1)		1,776	1,813,740
Bausch Health Cos, Inc., 5.75%, 8/15/27(1)		760	814,530
Bausch Health Cos, Inc., 5.875%, 5/15/23(1)		127	128,191
Bausch Health Cos, Inc., 6.50%, 3/15/22(1)		2,855	2,911,558
Bausch Health Cos, Inc., 7.00%, 3/15/24(1)		2,626	2,727,849
Bausch Health Cos, Inc., 7.25%, 5/30/29(1)		1,015	1,139,317
Bausch Health Cos, Inc., 9.00%, 12/15/25(1)		3,615	4,089,469
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)		2,340	2,411,013
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		689	726,551
Centene Corp., 4.25%, 12/15/27(1)		1,716	1,796,395
Centene Corp., 4.625%, 12/15/29(1)		3,002	3,236,606
Centene Corp., 4.75%, 1/15/25		5,365	5,555,001
Centene Corp., 5.25%, 4/1/25(1)		5,905	6,141,200
Centene Corp., 5.375%, 6/1/26(1)		5,880	6,265,728
Centene Corp., 5.375%, 8/15/26(1)		3,622	3,857,430
Centene Corp., 6.125%, 2/15/24		3,740	3,866,225
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)		853	867,015
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)		1,175	1,252,635
Eagle Holding Co. II, LLC, 7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(1)(5)		4,220	4,269,712
Encompass Health Corp., 4.50%, 2/1/28		900	928,701
Encompass Health Corp., 4.75%, 2/1/30		1,070	1,114,780
Grifols S.A., 2.25%, 11/15/27(2)	EUR	2,430	2,762,365
HCA, Inc., 5.00%, 3/15/24		1,435	1,590,427
HCA, Inc., 5.25%, 6/15/26		2,196	2,513,247
HCA, Inc., 5.375%, 9/1/26		3,410	3,845,031
HCA, Inc., 5.625%, 9/1/28		4,205	4,870,021
HCA, Inc., 5.875%, 2/15/26		12,010	13,804,294
HCA, Inc., 5.875%, 2/1/29		2,038	2,407,591
HCA, Inc., 7.50%, 2/15/22		1,530	1,682,189
Hologic, Inc., 4.375%, 10/15/25(1)		1,405	1,433,683
IQVIA, Inc., 5.00%, 5/15/27(1)		1,076	1,137,722
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)		3,998	4,117,900
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)		5,380	5,516,975
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		13,388	13,001,221
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		4,068	4,551,177
Select Medical Corp., 6.25%, 8/15/26(1)		1,307	1,412,429
Surgery Center Holdings, Inc., 6.75%, 7/1/25(1)		138	140,358
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)		628	703,016
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		1,394	823,080
Teleflex, Inc., 4.625%, 11/15/27		2,310	2,435,548
Tenet Healthcare Corp., 4.625%, 9/1/24(1)		476	490,875
Tenet Healthcare Corp., 5.125%, 11/1/27(1)		2,855	3,008,456
________________________________________________________________________________________________________
			$137,424,824
________________________________________________________________________________________________________
Homebuilders & Real Estate — 2.8%
________________________________________________________________________________________________________
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		2,962	$3,096,190
Consus Real Estate AG, 9.625%, 5/15/24(2)	EUR	2,663	3,311,646
Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	1,885	2,152,640
Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	1,153	1,312,186
ESH Hospitality, Inc., 4.625%, 10/1/27(1)		2,194	2,209,029
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		5,260	5,402,467
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		1,749	1,814,570
M/I Homes, Inc., 4.95%, 2/1/28(1)		772	797,090
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,447	1,476,540
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)		1,950	2,140,803
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		1,493	1,664,430
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		320	348,133
Vivion Investments S.a.r.l., 3.00%, 8/8/24(2)	EUR	2,600	3,007,001
Vivion Investments S.a.r.l., 3.50%, 11/1/25(2)	EUR	1,500	1,760,677
________________________________________________________________________________________________________
			$30,493,402
________________________________________________________________________________________________________
Hotels — 0.3%
________________________________________________________________________________________________________
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		3,180	$3,236,970
________________________________________________________________________________________________________
			$3,236,970
________________________________________________________________________________________________________
Insurance — 1.0%
________________________________________________________________________________________________________
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		3,138	$3,308,550
AmWINS Group, Inc., 7.75%, 7/1/26(1)		864	945,650
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		883	938,495
Hub International, Ltd., 7.00%, 5/1/26(1)		3,312	3,419,557
USI, Inc., 6.875%, 5/1/25(1)		1,774	1,822,803
________________________________________________________________________________________________________
			$10,435,055
________________________________________________________________________________________________________
Leisure — 1.2%
________________________________________________________________________________________________________
Merlin Entertainments PLC, 5.75%, 6/15/26(1)		2,229	$2,441,530
Motion Bondco DAC, 6.625%, 11/15/27(1)		479	511,332
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,470	1,484,700
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		6,132	6,296,951
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,873,845
________________________________________________________________________________________________________
			$12,608,358
________________________________________________________________________________________________________
Metals & Mining — 2.5%
________________________________________________________________________________________________________
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)		1,241	$1,310,000
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		1,605	1,689,407
Constellium SE, 5.875%, 2/15/26(1)		1,392	1,440,755
Eldorado Gold Corp., 9.50%, 6/1/24(1)		992	1,065,988
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)		1,968	1,892,921
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		4,960	4,923,842
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		2,736	2,700,664
Freeport-McMoRan, Inc., 4.55%, 11/14/24		1,685	1,781,188
Freeport-McMoRan, Inc., 5.45%, 3/15/43		2,526	2,583,088
Hecla Mining Co., 6.875%, 5/1/21		2,028	2,028,507
New Gold, Inc., 6.375%, 5/15/25(1)		1,869	1,762,308
Novelis Corp., 4.75%, 1/30/30(1)		2,115	2,122,931
Novelis Corp., 5.875%, 9/30/26(1)		2,118	2,249,999
________________________________________________________________________________________________________
			$27,551,598
________________________________________________________________________________________________________
Paper — 0.3%
________________________________________________________________________________________________________
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		2,611	$2,791,864
________________________________________________________________________________________________________
			$2,791,864
________________________________________________________________________________________________________
Railroad — 0.7%
________________________________________________________________________________________________________
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)		7,710	$7,819,212
________________________________________________________________________________________________________
			$7,819,212
________________________________________________________________________________________________________
Restaurant — 0.3%
________________________________________________________________________________________________________
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)		860	$880,068
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(1)		1,721	1,728,314
Yum! Brands, Inc., 3.875%, 11/1/20		855	863,882
________________________________________________________________________________________________________
			$3,472,264
________________________________________________________________________________________________________
Services — 2.4%
________________________________________________________________________________________________________
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		601	$640,064
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)		735	757,355
Cloud Crane, LLC, 10.125%, 8/1/24(1)		1,494	1,595,151
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)		2,936	3,070,366
GW B-CR Security Corp., 9.50%, 11/1/27(1)		2,333	2,494,794
IAA, Inc., 5.50%, 6/15/27(1)		992	1,054,496
KAR Auction Services, Inc., 5.125%, 6/1/25(1)		2,163	2,223,380
Korn Ferry, 4.625%, 12/15/27(1)		599	602,804
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)		5,915	6,035,755
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		5,185	5,964,552
TMS International Holding Corp., 7.25%, 8/15/25(1)		1,466	1,389,643
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)		611	635,043
________________________________________________________________________________________________________
			$26,463,403
________________________________________________________________________________________________________
Steel — 1.0%
________________________________________________________________________________________________________
Allegheny Ludlum, LLC, 6.95%, 12/15/25		1,821	$1,937,753
Allegheny Technologies, Inc., 5.875%, 12/1/27		2,632	2,685,561
Allegheny Technologies, Inc., 7.875%, 8/15/23		3,655	4,010,577
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		2,741	2,787,830
________________________________________________________________________________________________________
			$11,421,721
________________________________________________________________________________________________________
Super Retail — 1.0%
________________________________________________________________________________________________________
PVH Corp., 7.75%, 11/15/23		3,385	$3,945,878
Sonic Automotive, Inc., 6.125%, 3/15/27		4,675	4,965,563
William Carter Co. (The), 5.625%, 3/15/27(1)		1,510	1,611,438
________________________________________________________________________________________________________
			$10,522,879
________________________________________________________________________________________________________
Technology — 3.4%
________________________________________________________________________________________________________
Alliance Data Systems Corp., 4.75%, 12/15/24(1)		1,804	$1,803,188
CDK Global, Inc., 5.25%, 5/15/29(1)		984	1,054,110
CommScope Technologies, LLC, 5.00%, 3/15/27(1)		1,425	1,296,786
CommScope Technologies, LLC, 6.00%, 6/15/25(1)		2,241	2,144,368
CommScope, Inc., 8.25%, 3/1/27(1)		1,010	1,039,644
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		4,005	4,215,262
EIG Investors Corp., 10.875%, 2/1/24		4,750	4,918,221
Entegris, Inc., 4.625%, 2/10/26(1)		1,137	1,176,056
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)		2,305	2,421,633
MTS Systems Corp., 5.75%, 8/15/27(1)		768	808,587
Presidio Holdings, Inc., 4.875%, 2/1/27(1)		591	592,019
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		817	841,510
PTC, Inc., 3.625%, 2/15/25(1)(6)		840	848,400
PTC, Inc., 4.00%, 2/15/28(1)(6)		845	855,563
Riverbed Technology, Inc., 8.875%, 3/1/23(1)		4,024	2,595,480
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		8,995	9,462,740
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	1,018,348
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)		562	559,423
________________________________________________________________________________________________________
			$37,651,338
________________________________________________________________________________________________________
Telecommunications — 8.2%
________________________________________________________________________________________________________
Altice Financing SA, 2.25%, 1/15/25(2)	EUR	2,933	$3,196,145
Altice Finco SA, 4.75%, 1/15/28(2)	EUR	4,194	4,708,217
Altice France SA, 3.375%, 1/15/28(2)	EUR	3,867	4,364,737
Altice France SA, 5.50%, 1/15/28(1)		1,976	2,015,471
Altice France SA, 7.375%, 5/1/26(1)		3,020	3,218,263
Altice France SA, 8.125%, 2/1/27(1)		4,715	5,277,735
Altice Luxembourg SA, 7.625%, 2/15/25(1)		200	208,440
Altice Luxembourg SA, 10.50%, 5/15/27(1)		1,614	1,869,254
CenturyLink, Inc., 6.75%, 12/1/23		1,804	2,003,946
CenturyLink, Inc., 7.50%, 4/1/24		359	405,819
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		4,539	4,811,340
Digicel, Ltd., 6.00%, 4/15/21(1)		3,580	2,843,093
Frontier California, Inc., 6.75%, 5/15/27		895	844,764
Hughes Satellite Systems Corp., 5.25%, 8/1/26		2,793	3,038,079
Intelsat Jackson Holdings SA, 5.50%, 8/1/23		785	643,374
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)		2,586	2,190,562
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)		1,337	1,416,404
Level 3 Financing, Inc., 5.25%, 3/15/26		2,180	2,271,451
Level 3 Financing, Inc., 5.375%, 1/15/24		2,215	2,248,214
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)		799	828,295
SBA Communications Corp., 4.00%, 10/1/22		2,295	2,340,884
SBA Communications Corp., 4.875%, 9/1/24		1,385	1,435,781
Sprint Capital Corp., 6.875%, 11/15/28		2,638	2,689,045
Sprint Corp., 7.125%, 6/15/24		2,270	2,349,302
Sprint Corp., 7.25%, 9/15/21		2,545	2,673,701
Sprint Corp., 7.625%, 2/15/25		3,285	3,427,865
Sprint Corp., 7.625%, 3/1/26		2,179	2,278,145
Sprint Corp., 7.875%, 9/15/23		7,636	8,128,331
T-Mobile USA, Inc., 4.75%, 2/1/28		1,095	1,166,832
T-Mobile USA, Inc., 6.375%, 3/1/25		1,225	1,266,987
T-Mobile USA, Inc., 6.50%, 1/15/26		6,587	7,036,892
Telecom Italia SpA, 5.303%, 5/30/24(1)		2,962	3,235,955
ViaSat, Inc., 5.625%, 4/15/27(1)		1,494	1,567,580
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		2,106	2,156,723
________________________________________________________________________________________________________
			$90,157,626
________________________________________________________________________________________________________
Transport Excluding Air & Rail — 0.5%
________________________________________________________________________________________________________
Stena International SA, 6.125%, 2/1/25(1)		974	$1,002,002
XPO Logistics, Inc., 6.125%, 9/1/23(1)		1,310	1,356,944
XPO Logistics, Inc., 6.50%, 6/15/22(1)		3,203	3,264,754
________________________________________________________________________________________________________
			$5,623,700
________________________________________________________________________________________________________
Utility — 3.7%
________________________________________________________________________________________________________
AES Corp. (The), 4.00%, 3/15/21		1,293	$1,311,102
AES Corp. (The), 5.125%, 9/1/27		968	1,023,708
AES Corp. (The), 5.50%, 4/15/25		263	271,874
AES Corp. (The), 6.00%, 5/15/26		5,810	6,133,036
Calpine Corp., 4.50%, 2/15/28(1)		1,810	1,803,212
Calpine Corp., 5.125%, 3/15/28(1)		2,554	2,547,615
Calpine Corp., 5.25%, 6/1/26(1)		2,210	2,287,179
Calpine Corp., 5.75%, 1/15/25		3,006	3,097,743
Drax Finco PLC, 6.625%, 11/1/25(1)		1,493	1,582,677
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)		1,485	1,549,352
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)		1,602	1,674,374
NRG Energy, Inc., 5.25%, 6/15/29(1)		1,247	1,346,137
NRG Energy, Inc., 7.25%, 5/15/26		3,941	4,273,502
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)		1,410	1,452,808
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)		2,981	3,224,995
Vistra Energy Corp., 8.125%, 1/30/26(1)		3,735	3,987,112
Vistra Operations Co., LLC, 4.30%, 7/15/29(1)		373	384,545
Vistra Operations Co., LLC, 5.00%, 7/31/27(1)		2,344	2,409,984
________________________________________________________________________________________________________
			$40,360,955
________________________________________________________________________________________________________
Total Corporate Bonds & Notes (identified cost $917,795,216)			$940,521,516
________________________________________________________________________________________________________
Senior Floating-Rate Loans— 6.9%(8)
Borrower/Tranche Description		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace — 0.2%
________________________________________________________________________________________________________
AI Convoy (Luxembourg) S.a.r.l., Term Loan, Maturing 1/29/27(9)		$1,178	$1,181,075
TransDigm, Inc., Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25		1,571	1,577,079
________________________________________________________________________________________________________
			$2,758,154
________________________________________________________________________________________________________
Broadcasting — 0.2%
________________________________________________________________________________________________________
iHeartCommunications, Inc., Term Loan, Maturing 5/1/26(9)		$1,304	$1,310,331
iHeartCommunications, Inc., Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing 5/1/26		722	724,958
________________________________________________________________________________________________________
			$2,035,289
________________________________________________________________________________________________________
Building Materials — 0.1%
________________________________________________________________________________________________________
Hillman Group, Inc. (The), Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25		$1,199	$1,182,387
________________________________________________________________________________________________________
			$1,182,387
________________________________________________________________________________________________________
Cable & Satellite TV — 0.1%
________________________________________________________________________________________________________
CSC Holdings, LLC, Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing 4/15/27		$1,604	$1,614,005
________________________________________________________________________________________________________
			$1,614,005
________________________________________________________________________________________________________
Capital Goods — 0.1%
________________________________________________________________________________________________________
Cortes NP Acquisition Corporation, Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23		$1,336	$1,337,705
________________________________________________________________________________________________________
			$1,337,705
________________________________________________________________________________________________________
Diversified Financial Services — 0.1%
________________________________________________________________________________________________________
BellRing Brands, LLC, Term Loan, Maturing 10/21/24(9)		$933	$950,341
________________________________________________________________________________________________________
			$950,341
________________________________________________________________________________________________________
Energy — 0.3%
________________________________________________________________________________________________________
Chesapeake Energy Corporation, Term Loan, 9.93%, (3 mo. USD LIBOR + 8.00%), Maturing 6/24/24		$3,129	$3,132,911
________________________________________________________________________________________________________
			$3,132,911
________________________________________________________________________________________________________
Food, Beverage & Tobacco — 0.3%
________________________________________________________________________________________________________
HLF Financing S.a.r.l., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25		$3,723	$3,755,450
________________________________________________________________________________________________________
			$3,755,450
________________________________________________________________________________________________________
Gaming — 1.1%
________________________________________________________________________________________________________
Lago Resort & Casino, LLC, Term Loan, 11.44%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22		$952	$944,682
Peninsula Pacific Entertainment, LLC, Term Loan, 9.19%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24		2,057	2,082,713
Playtika Holding Corp., Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing 12/10/24		5,449	5,508,601
Spectacle Gary Holdings, LLC, Term Loan, 0.50%, Maturing 12/23/25(10)		111	116,351
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25		1,529	1,605,649
Stars Group Holdings B.V. (The), Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25		2,098	2,114,026
________________________________________________________________________________________________________
			$12,372,022
________________________________________________________________________________________________________
Healthcare — 0.5%
________________________________________________________________________________________________________
Envision Healthcare Corporation, Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25		$1,790	$1,514,186
National Mentor Holdings, Inc., Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 3/9/26		180	181,756
National Mentor Holdings, Inc., Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 3/9/26		3,239	3,266,920
________________________________________________________________________________________________________
			$4,962,862
________________________________________________________________________________________________________
Insurance — 1.7%
________________________________________________________________________________________________________
Asurion, LLC, Term Loan - Second Lien, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25		$15,010	$15,231,398
Sedgwick Claims Management Services, Inc., Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25		3,392	3,400,219
________________________________________________________________________________________________________
			$18,631,617
________________________________________________________________________________________________________
Metals & Mining — 0.3%
________________________________________________________________________________________________________
GrafTech Finance, Inc., Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25		$2,775	$2,764,773
________________________________________________________________________________________________________
			$2,764,773
________________________________________________________________________________________________________
Services — 0.2%
________________________________________________________________________________________________________
AlixPartners, LLP, Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24		$2,361	$2,371,939
________________________________________________________________________________________________________
			$2,371,939
________________________________________________________________________________________________________
Steel — 0.2%
________________________________________________________________________________________________________
Big River Steel, LLC, Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23		$2,649	$2,667,237
________________________________________________________________________________________________________
			$2,667,237
________________________________________________________________________________________________________
Super Retail — 0.2%
________________________________________________________________________________________________________
PetSmart, Inc., Term Loan, Maturing 3/11/22(9)		$1,753	$1,751,722
________________________________________________________________________________________________________
			$1,751,722
________________________________________________________________________________________________________
Technology — 1.1%
________________________________________________________________________________________________________
EIG Investors Corp., Term Loan, 5.67%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23		$3,312	$3,308,280
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25		673	674,362
SS&C Technologies, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25		1,582	1,586,851
SS&C Technologies, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25		944	946,637
Infor (US), Inc., Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22		5,442	5,485,768
________________________________________________________________________________________________________
			$12,001,898
________________________________________________________________________________________________________
Telecommunications — 0.2%
________________________________________________________________________________________________________
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(11)		$1,640	$1,663,575
________________________________________________________________________________________________________
			$1,663,575
________________________________________________________________________________________________________
Total Senior Floating-Rate Loans (identified cost $76,704,228)			$75,953,887
________________________________________________________________________________________________________
Commercial Mortgage-Backed Securities — 0.3%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(12)		$3,190	$3,067,090
________________________________________________________________________________________________________
Total Commercial Mortgage-Backed Securities (identified cost $3,019,137)			$3,067,090
________________________________________________________________________________________________________
Common Stocks — 1.6%
Security		Shares	Value
________________________________________________________________________________________________________
Broadcasting — 0.0%(13)
________________________________________________________________________________________________________
iHeartMedia, Inc., Class A(14)(15)	7,436	$131,469
________________________________________________________________________________________________________
			$131,469
________________________________________________________________________________________________________
Consumer Products — 0.0%(13)
________________________________________________________________________________________________________
HF Holdings, Inc.(14)(16)(17)	13,600	$80,934
________________________________________________________________________________________________________
			$80,934
________________________________________________________________________________________________________
Diversified Media — 0.1%
________________________________________________________________________________________________________
Clear Channel Outdoor Holdings, Inc.(14)(15)	241,531	$659,380
________________________________________________________________________________________________________
			$659,380
________________________________________________________________________________________________________
Energy — 0.2%
________________________________________________________________________________________________________
Ascent CNR Corp., Class A(14)(16)(17)	6,273,462	$1,643,647
Nine Point Energy Holdings, Inc.(14)(16)(17)	31,737	317
________________________________________________________________________________________________________
			$1,643,964
________________________________________________________________________________________________________
Gaming — 0.2%
________________________________________________________________________________________________________
Caesars Entertainment Corp.(14)	153,567	$2,099,261
New Cotai Participation Corp., Class B(14)(16)(17)	7	0
________________________________________________________________________________________________________
			$2,099,261
________________________________________________________________________________________________________
Healthcare — 0.9%
________________________________________________________________________________________________________
Acadia Healthcare Co., Inc.(14)	80,000	$2,570,400
Bausch Health Cos., Inc.(14)	110,000	3,017,300
Centene Corp.(14)	40,000	2,512,400
Surgery Partners, Inc.(14)	120,000	2,024,400
________________________________________________________________________________________________________
			$10,124,500
________________________________________________________________________________________________________
Metals & Mining — 0.1%
________________________________________________________________________________________________________
Constellium SE, Class A(14)	130,000	$1,476,800
________________________________________________________________________________________________________
			$1,476,800
________________________________________________________________________________________________________
Utility — 0.1%
________________________________________________________________________________________________________
Vistra Energy Corp.	50,000	$1,126,000
________________________________________________________________________________________________________
			$1,126,000
________________________________________________________________________________________________________
Total Common Stocks (identified cost $17,799,065)			$17,342,308
________________________________________________________________________________________________________
Convertible Preferred Stocks — 0.0%(13)
Security		Shares	Value
________________________________________________________________________________________________________
Energy — 0.0%(13)
________________________________________________________________________________________________________
Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(14)(16)(17)		591	$341,463
________________________________________________________________________________________________________
Total Convertible Preferred Stocks (identified cost $591,000)			$341,463
________________________________________________________________________________________________________
Miscellaneous — 1.0%
Security		Shares	Value
________________________________________________________________________________________________________
Containers — 0.0%
________________________________________________________________________________________________________
ACC Claims Holdings, LLC(14)(16)		8,415,190	$0
________________________________________________________________________________________________________
			$0
________________________________________________________________________________________________________
Gaming — 1.0%
________________________________________________________________________________________________________
PGP Investors, LLC, Membership Interests(14)(16)(17)		30,326	$10,917,183
________________________________________________________________________________________________________
			$10,917,183
________________________________________________________________________________________________________
Total Miscellaneous (identified cost $2,699,444)			$10,917,183
________________________________________________________________________________________________________
Warrants — 0.1%
Security		Shares	Value
________________________________________________________________________________________________________
Broadcasting — 0.1%
________________________________________________________________________________________________________
iHeartMedia, Inc., Exp. 5/1/39(14)(15)		37,779	$667,933
________________________________________________________________________________________________________
			$667,933
________________________________________________________________________________________________________
Total Warrants (identified cost $626,128)			$667,933
________________________________________________________________________________________________________
Short-Term Investments — 4.2%
Repurchase Agreements — 0.2%
Description	Principal Amount (000's omitted)		Value
________________________________________________________________________________________________________
Morgan Stanley: Dated 11/5/19, an interest rate of 1.25% collateralized by $2,000,000 Sally Holdings, LLC/Sally Capital, Inc., 5.625%, due 12/1/25 and a market value, including accrued interest, of $2,167,125(18)		$2,160	$2,160,000
________________________________________________________________________________________________________
Total Repurchase Agreements (identified cost $2,160,000)			$2,160,000
________________________________________________________________________________________________________
Other — 4.0%
Description	Units		Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(19)	43,888,813		$43,893,202
________________________________________________________________________________________________________
Total Other (identified cost $43,890,199)			$43,893,202
Total Short-Term Investments (identified cost $46,050,199)			$46,053,202
________________________________________________________________________________________________________
Total Investments — 100.0% (identified cost $1,065,284,417)			$1,094,864,582
________________________________________________________________________________________________________
Less Unfunded Loan Commitments — (0.0)%(13)			$(110,811)
________________________________________________________________________________________________________
Net Investments — 99.8%
(identified cost $1,065,173,606)			$1,094,753,771
________________________________________________________________________________________________________
Securities Sold Short — (0.2)%
Corporate Bonds & Notes — (0.2)%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Super Retail — (0.2)%
________________________________________________________________________________________________________
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25		$ (2,000)	$(2,074,170)
________________________________________________________________________________________________________
Total Securities Sold Short (proceeds $2,068,960)			$(2,074,170)
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 0.2%			$2,339,881
________________________________________________________________________________________________________
Net Assets — 100.0%			$1,095,019,482
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*		In U.S. dollars unless otherwise indicated.
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $622,195,565 or 56.8% of the Portfolio's net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $42,666,106 or 3.9% of the Portfolio's net assets.

(3)		Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)		Security converts to variable rate after the indicated fixed-rate coupon period.
(5)		Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer's discretion.
(6)		When-issued security.
(7)		Issuer is in default with respect to interest and/or principal payments.
(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate.

(9)		This Senior Loan will settle after January 31, 2020, at which time the interest rate will be determined.
(10)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2020, the total value of unfunded loan commitments is $116,351.

(11)		Fixed-rate loan.
(12)		Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2020.
(13)		Amount is less than 0.05% or (0.05)%, as applicable.
(14)		Non-income producing security.
(15)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(16)		For fair value measurement disclosure purposes, security is categorized as Level 3.
(17)		Restricted security.
(18)		Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

High Income Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
EUR	2,791,000	USD	3,088,381	State Street Bank and Trust Company	2/6/20	$7,351	$—
USD	1,330,884	EUR	1,199,865	Bank of America, N.A.	4/30/20	—	(6,834)
USD	21,769,387	EUR	19,661,000	Bank of America, N.A.	4/30/20	—	(150,476)
USD	8,173,655	EUR	7,381,995	Citibank, N.A.	4/30/20	—	(56,462)
USD	5,271,245	EUR	4,739,148	State Street Bank and Trust Company	4/30/20	—	(12,386)
___________________________________________________________________________________________________________
						$7,351	$(226,158)
___________________________________________________________________________________________________________

Abbreviations:
LIBOR	-						London Interbank Offered Rate
PIK	-						Payment In Kind
Currency Abbreviations:
EUR	-						Euro
USD	-						United States Dollar

High Income Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Restricted Securities

At January 31, 2020, the Portfolio owned the following securities (representing 1.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$ 1,643,647
HF Holdings, Inc.	10/27/09	13,600	730,450	80,934
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	317
Total Common Stocks			$2,407,317	$1,724,898
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$ 341,463
Total Convertible Preferred Stocks			$591,000	$341,463
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$2,699,444	$ 10,917,183
Total Miscellaneous			$2,699,444	$ 10,917,183
Total Restricted Securities			$5,697,761	$ 12,983,544

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2020, the value of the Portfolio's investment in affiliated funds was $43,893,202, which represents 3.8% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date January 31, 2020 were as follows:

High Income Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$33,802,709	$102,759,403	$(92,672,317)	$4,025	$(618)	$43,893,202	$130,663	43,888,813

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:

High Income Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3*	Total
________________________________________________________________________________________________________
Corporate Bonds & Notes	$—	$940,521,516	$—	$940,521,516
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	75,843,076	—	75,843,076
Commercial Mortgage-Backed Securities	—	3,067,090	—	3,067,090
Common Stocks	15,617,410	—	1,724,898	17,342,308
Convertible Preferred Stocks	—	—	341,463	341,463
Miscellaneous	—	—	10,917,183	10,917,183
Warrants	667,933	—	—	667,933
Short-Term Investments —
Repurchase Agreements	—	2,160,000	—	2,160,000
Other	—	43,893,202	—	43,893,202
________________________________________________________________________________________________________
Total Investments	$16,285,343	$1,065,484,884	$12,983,544	$1,094,753,771
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$7,351	$—	$7,351
________________________________________________________________________________________________________
Total	$16,285,343	$1,065,492,235	$12,983,544	$1,094,761,122
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Securities Sold Short	$—	$(2,074,170)	$—	$(2,074,170)
Forward Foreign Currency Exchange Contracts	—	(226,158)	—	(226,158)
________________________________________________________________________________________________________
Total	$—	$(2,300,328)	$—	$(2,300,328)
________________________________________________________________________________________________________
*		None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

High Income Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.